Significant accounting policies (Details) - Schedule of lives of intangible assets with a defined useful life	12 Months Ended
Mar. 31, 2008
Customer relationships [Member]
Significant accounting policies (Details) - Schedule of lives of intangible assets with a defined useful life [Line Items]
Estimated useful lives of intangible assets	10 years
JAFRA [Member]
Significant accounting policies (Details) - Schedule of lives of intangible assets with a defined useful life [Line Items]
Estimated useful lives of intangible assets	12 years
Software [Member]
Significant accounting policies (Details) - Schedule of lives of intangible assets with a defined useful life [Line Items]
Estimated useful lives of intangible assets	3 years
Brands and logo rights [Member] | Minimum [Member]
Significant accounting policies (Details) - Schedule of lives of intangible assets with a defined useful life [Line Items]
Estimated useful lives of intangible assets	10 years
Brands and logo rights [Member] | Maximum [Member]
Significant accounting policies (Details) - Schedule of lives of intangible assets with a defined useful life [Line Items]
Estimated useful lives of intangible assets	30 years